Fair value measurements - Schedule of unrealized gains and losses recognized for Level 3 financial instruments (Detail) (Parenthetical) - JPY (¥) ¥ in Billions	3 Months Ended		6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Unrealized gains/ (losses) from financial liability in Other comprehensive income (loss)	¥ 0	¥ 2	¥ (1)	¥ 3